UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Funds
Target Date Retirement Series

Creating opportunities for a more secure retirement:
The Pension Protection Act of 2006

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Annual report for the period ended October 31, 2007

American Funds Target Date Retirement Series® seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. The organization is one of the nation’s largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment for the period ended September 30, 2007 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the annualized gross expense ratios for the current fiscal year:

	Lifetime	Expense
Class A shares	total return*	ratio†

American Funds 2050 Target Date Retirement Fund®	4.71%	1.21%
American Funds 2045 Target Date Retirement Fund®	4.71	1.49
American Funds 2040 Target Date Retirement Fund®	4.71	1.14
American Funds 2035 Target Date Retirement Fund®	4.71	1.07
American Funds 2030 Target Date Retirement Fund®	4.43	1.03
American Funds 2025 Target Date Retirement Fund®	4.24	1.02
American Funds 2020 Target Date Retirement Fund®	3.77	1.01
American Funds 2015 Target Date Retirement Fund®	2.92	1.02
American Funds 2010 Target Date Retirement Fund®	2.36	1.00

*Since February 1, 2007.
†
The total annual fund operating expense ratio does not reflect a fee waiver and reimbursements currently in effect; therefore, the actual expense ratio is lower. The expense ratio is annualized. It includes the weighted average expense ratio of the underlying funds.

In addition to waiving its management fee, the series’ investment adviser has reimbursed certain expenses. Fund results shown reflect the application of the waiver and reimbursements. Fund results would have been lower without the waiver and reimbursements. Please see the Financial Highlights table on pages 32 to 34 for details.

The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals. For an investor who is approaching, or in, retirement, each fund’s equity exposure may result in investment volatility that could reduce available retirement assets at a time when the investor has a need to withdraw funds. For an investor who is further from retirement, there is a risk that a fund’s allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving retirement goals.

Most investments carry some degree of risk. For example, equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to certain risks, such as currency fluctuations, as is investing in smaller companies, as more fully described in the prospectus. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios.

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Fellow shareholders:

We are pleased to present you with the first annual report for American Funds Target Date Retirement Series. This report covers the series’ results from its commencement of operations on February 1, 2007, through the close of its fiscal year on October 31, 2007. For its abbreviated first year, the nine target date retirement funds produced strong returns as noted in the chart below.

[Begin Sidebar]
Target date funds Class A share results at a glance

Lifetime total returns at net asset value for the period February 1, 2007, to October 31, 2007, with all distributions reinvested

American Funds 2050 Target Date Retirement Fund	14.20%
American Funds 2045 Target Date Retirement Fund	14.20
American Funds 2040 Target Date Retirement Fund	14.20
American Funds 2035 Target Date Retirement Fund	14.20
American Funds 2030 Target Date Retirement Fund	13.90
American Funds 2025 Target Date Retirement Fund	13.70
American Funds 2020 Target Date Retirement Fund	13.00
American Funds 2015 Target Date Retirement Fund	11.60
American Funds 2010 Target Date Retirement Fund	10.80
Standard & Poor’s 500 Composite Index*	8.63
MSCI EAFE Index*	15.73
Lehman Brothers Aggregate Bond Index*	4.85
Lipper Mixed-Asset Target 2030+ Funds Index†	10.28
Lipper Mixed-Asset Target 2030 Funds Index†	10.05
Lipper Mixed-Asset Target 2020 Funds Index†	7.55
Lipper Mixed-Asset Target 2010 Funds Index†	7.06

*Market indexes are unmanaged and their results reflect the effect of reinvested distributions, but not sales charges, commissions or expenses.
†	Lipper indexes track target date funds in 10-year increments. Their results reflect the effect of reinvested distributions, but not sales charges.
[End Sidebar]

About the funds

The nine target date funds were launched in February 2007 with the intent of providing a default fund option for employer-sponsored retirement plans. Under the recently enacted Pension Protection Act, employers seeking protection from fiduciary liability for default contributions to plans may use only specified categories of investments, including target date funds. (You can learn more about this historic pension legislation in the feature article beginning on page 6.)

Each fund is designed to provide investors with a single diversified retirement investment aligned most closely to their anticipated retirement date. Over time, the blend of each fund is automatically adjusted to reflect an appropriate level of risk. As a retirement date approaches, and passes, allocations to underlying funds that are more income-focused increase. These include funds holding higher yielding stocks, as well as bonds, which tend to generate steady income and whose prices fluctuate less dramatically. You’ll find each target date fund’s current allocations of underlying funds beginning on page 11.

There are other types of risk as well, of course, including the risk of falling short of one’s investment goals. With life expectancies extending, most of us can expect to be retired for longer than ever — perhaps 20 or 30 years. That means we all need to be concerned about preserving our capital while still generating income that stays well ahead of inflation. Based on our belief that even retirees are long-term investors, we intend to maintain an appropriate allocation of equities throughout the lifetime of the funds.

The investment environment

Since each fund is designed as a single, diversified investment, each is affected by changes in both the equity and the bond markets. In the first half of 2007, markets were impacted by volatile oil prices, merger activity and growing concerns about the subprime mortgage market. In this environment, common stocks had respectable returns while bonds were fighting the headwind of rising long-term interest rates.

Economic activity picked up again in the second quarter, but those same subprime concerns triggered a second, more volatile reaction in summer. Rising loan defaults caused a reduction in the availability of consumer and commercial credit, and investors worried about how far and wide the damage would spread. The Federal Reserve stepped in and cut key interest rates in August, September and again in October to boost the economy and reassure the markets.

Because the target date funds are managed for retirement savings, they aim to provide a measure of stability in volatile markets. While the returns for the nine-month period aren’t significant over the long term, it is gratifying to see how the funds responded after two significant periods of volatility.

About American Funds

Although the series is new, the underlying American Funds rest on a foundation of solid experience. American Funds has achieved its record of solid results through an approach that relies on a long-term investment perspective, intensive global research and a multiple portfolio counselor system that brings to bear the extensive experience of a large group of investment professionals.

We welcome all of you to this new series. You are part of a diverse group of individuals and employers who have turned to a consolidated option to balance total return and stability over time. We look forward to reporting to you again in six months on our progress in helping you meet your retirement goals.

Cordially,

/s/ James B. Lovelace	/s/ Michael J. Downer
James B. Lovelace	Michael J. Downer
Vice Chairman of the Board	President

December 5, 2007

For current information about the series, visit americanfunds.com.

The value of a $10,000 investment
(for the period February 1, 2007, through October 31, 2007, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

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2050 Fund

	2050 Fund	S&P 500 Index[2]	Consumer Price Index[3]

2/1/2007	$ 9,425	$ 10,000	$ 10,000
2/28/2007	$ 9,284	$ 9,753	$ 10,054
3/31/2007	$ 9,425	$ 9,862	$ 10,145
4/30/2007	$ 9,774	$ 10,298	$ 10,211
5/31/2007	$ 10,123	$ 10,657	$ 10,273
6/30/2007	$ 10,104	$ 10,480	$ 10,293
7/31/2007	$ 9,953	$ 10,156	$ 10,291
8/31/2007	$ 10,038	$ 10,308	$ 10,272
9/30/2007	$ 10,471	$ 10,693	$ 10,300
10/31/2007	$ 10,763	$ 10,863	$ 10,322

Cumulative total return4 based on a $1,000 investment
(for the period ended October 31, 2007)*

Lifetime
(since 2/1/07)

Class A shares	7.63%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund

	2045 Fund	S&P 500 Index[2]	Consumer Price Index[3]

2/1/2007	$ 9,425	$ 10,000	$ 10,000
2/28/2007	$ 9,284	$ 9,753	$ 10,054
3/31/2007	$ 9,434	$ 9,862	$ 10,145
4/30/2007	$ 9,774	$ 10,298	$ 10,211
5/31/2007	$ 10,123	$ 10,657	$ 10,273
6/30/2007	$ 10,104	$ 10,480	$ 10,293
7/31/2007	$ 9,953	$ 10,156	$ 10,291
8/31/2007	$ 10,038	$ 10,308	$ 10,272
9/30/2007	$ 10,471	$ 10,693	$ 10,300
10/31/2007	$ 10,763	$ 10,863	$ 10,322

Cumulative total return4 based on a $1,000 investment
(for the period ended October 31, 2007)*

Lifetime
(since 2/1/07)

Class A shares	7.63%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

	2040 Fund	S&P 500 Index[2]	Consumer Price Index[3]

2/1/2007	$ 9,425	$ 10,000	$ 10,000
2/28/2007	$ 9,284	$ 9,753	$ 10,054
3/31/2007	$ 9,434	$ 9,862	$ 10,145
4/30/2007	$ 9,783	$ 10,298	$ 10,211
5/31/2007	$ 10,123	$ 10,657	$ 10,273
6/30/2007	$ 10,104	$ 10,480	$ 10,293
7/31/2007	$ 9,953	$ 10,156	$ 10,291
8/31/2007	$ 10,038	$ 10,308	$ 10,272
9/30/2007	$ 10,471	$ 10,693	$ 10,300
10/31/2007	$ 10,763	$ 10,863	$ 10,322

Cumulative total return4 based on a $1,000 investment
(for the period ended October 31, 2007)*

Lifetime
(since 2/1/07)

Class A shares	7.63%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]
As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]
Standard & Poor’s 500 Composite Index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

[3]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

[4]
In addition to waiving its management fee, the series’ investment adviser has reimbursed certain expenses. Fund results shown reflect the application of the waiver and reimbursements. Please see the Financial Highlights table on pages 32 to 34 for details.

2035 Fund

	2035 Fund	S&P 500 Index[2]	Consumer Price Index[3]

2/1/2007	$ 9,425	$ 10,000	$ 10,000
2/28/2007	$ 9,284	$ 9,753	$ 10,054
3/31/2007	$ 9,434	$ 9,862	$ 10,145
4/30/2007	$ 9,793	$ 10,298	$ 10,211
5/31/2007	$ 10,123	$ 10,657	$ 10,273
6/30/2007	$ 10,104	$ 10,480	$ 10,293
7/31/2007	$ 9,953	$ 10,156	$ 10,291
8/31/2007	$ 10,038	$ 10,308	$ 10,272
9/30/2007	$ 10,471	$ 10,693	$ 10,300
10/31/2007	$ 10,763	$ 10,863	$ 10,322

Cumulative total return4 based on a $1,000 investment
(for the period ended October 31, 2007)*

Lifetime
(since 2/1/07)

Class A shares	7.63%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

	2030 Fund	S&P 500 Index[2]	Consumer Price Index[3]

2/1/2007	$ 9,425	$ 10,000	$ 10,000
2/28/2007	$ 9,284	$ 9,753	$ 10,054
3/31/2007	$ 9,434	$ 9,862	$ 10,145
4/30/2007	$ 9,783	$ 10,298	$ 10,211
5/31/2007	$ 10,104	$ 10,657	$ 10,273
6/30/2007	$ 10,085	$ 10,480	$ 10,293
7/31/2007	$ 9,934	$ 10,156	$ 10,291
8/31/2007	$ 10,019	$ 10,308	$ 10,272
9/30/2007	$ 10,443	$ 10,693	$ 10,300
10/31/2007	$ 10,735	$ 10,863	$ 10,322

Cumulative total return4 based on a $1,000 investment
(for the period ended October 31, 2007)*

Lifetime
(since 2/1/07)

Class A shares	7.35%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

	2025 Fund	S&P 500 Index[2]	Consumer Price Index[3]

2/1/2007	$ 9,425	$ 10,000	$ 10,000
2/28/2007	$ 9,293	$ 9,753	$ 10,054
3/31/2007	$ 9,444	$ 9,862	$ 10,145
4/30/2007	$ 9,783	$ 10,298	$ 10,211
5/31/2007	$ 10,094	$ 10,657	$ 10,273
6/30/2007	$ 10,075	$ 10,480	$ 10,293
7/31/2007	$ 9,925	$ 10,156	$ 10,291
8/31/2007	$ 10,019	$ 10,308	$ 10,272
9/30/2007	$ 10,424	$ 10,693	$ 10,300
10/31/2007	$ 10,716	$ 10,863	$ 10,322

Cumulative total return4 based on a $1,000 investment
(for the period ended October 31, 2007)*

Lifetime
(since 2/1/07)

Class A shares	7.16%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2020 Fund

	2020 Fund	S&P 500 Index[2]	Consumer Price Index[3]

2/1/2007	$ 9,425	$ 10,000	$ 10,000
2/28/2007	$ 9,312	$ 9,753	$ 10,054
3/31/2007	$ 9,444	$ 9,862	$ 10,145
4/30/2007	$ 9,774	$ 10,298	$ 10,211
5/31/2007	$ 10,066	$ 10,657	$ 10,273
6/30/2007	$ 10,038	$ 10,480	$ 10,293
7/31/2007	$ 9,896	$ 10,156	$ 10,291
8/31/2007	$ 9,991	$ 10,308	$ 10,272
9/30/2007	$ 10,377	$ 10,693	$ 10,300
10/31/2007	$ 10,650	$ 10,863	$ 10,322

Cumulative total return4 based on a $1,000 investment
(for the period ended October 31, 2007)*

Lifetime
(since 2/1/07)

Class A shares	6.50%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

	2015 Fund	S&P 500 Index[2]	Consumer Price Index[3]

2/1/2007	$ 9,425	$ 10,000	$ 10,000
2/28/2007	$ 9,331	$ 9,753	$ 10,054
3/31/2007	$ 9,453	$ 9,862	$ 10,145
4/30/2007	$ 9,755	$ 10,298	$ 10,211
5/31/2007	$ 10,000	$ 10,657	$ 10,273
6/30/2007	$ 9,972	$ 10,480	$ 10,293
7/31/2007	$ 9,840	$ 10,156	$ 10,291
8/31/2007	$ 9,934	$ 10,308	$ 10,272
9/30/2007	$ 10,292	$ 10,693	$ 10,300
10/31/2007	$ 10,518	$ 10,863	$ 10,322

Cumulative total return4 based on a $1,000 investment
(for the period ended October 31, 2007)*

Lifetime
(since 2/1/07)

Class A shares	5.18%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

	2010 Fund	S&P 500 Index[2]	Consumer Price Index[3]

2/1/2007	$ 9,425	$ 10,000	$ 10,000
2/28/2007	$ 9,340	$ 9,753	$ 10,054
3/31/2007	$ 9,453	$ 9,862	$ 10,145
4/30/2007	$ 9,755	$ 10,298	$ 10,211
5/31/2007	$ 9,991	$ 10,657	$ 10,273
6/30/2007	$ 9,943	$ 10,480	$ 10,293
7/31/2007	$ 9,802	$ 10,156	$ 10,291
8/31/2007	$ 9,887	$ 10,308	$ 10,272
9/30/2007	$ 10,236	$ 10,693	$ 10,300
10/31/2007	$ 10,443	$ 10,863	$ 10,322

Cumulative total return4 based on a $1,000 investment
(for the period ended October 31, 2007)*

Lifetime
(since 2/1/07)

Class A shares	4.43%
*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[2]Standard & Poor’s 500 Composite Index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

[3]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

4In addition to waiving its management fee, the series’ investment adviser has reimbursed certain expenses. Fund results shown reflect the application of the waiver and reimbursements. Please see the Financial Highlights table on pages 32 to 34 for details.

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Creating opportunities for a more secure retirement: The Pension Protection Act of 2006

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“I believe Americans want to save for their retirement, and we ought to make it as straightforward as possible for them to do so.”

— Congressman Howard P. “Buck” McKeon

[Begin Sidebar]
John Quincy Adams said that liberty “… implies thought and choice and power.” Indeed, America was built on the premise that we all have a right to self-determination. We have the freedom to live where we want and to choose our own careers; to accumulate savings and invest that savings where we see fit.
[End Sidebar]

At times, Congress has used its legislative influence to provide Americans with greater power and choice over how they save. In essence, it creates incentives for good financial behavior. Congress’ actions in the area of retirement savings are evidence of this mandate. In order to provide greater opportunity for Americans to save for retirement, Congress created the Individual Retirement Account (IRA) and defined contribution plans. In fact, defined contribution plans, such as the 401(k), grew so popular over ensuing decades they surpassed traditional defined benefit plans as the retirement plan of choice for most employers (see box).

With the increasing popularity of defined contribution plans, Congress realized it needed to address the fact that the world of retirement savings was changing. In the summer of 2006, it passed the Pension Protection Act. This law essentially acknowledged that defined contribution plans had become the primary retirement savings option for many American workers. To make these plans an even more effective savings option, Congress used the Act to encourage increased plan participation and to provide for more diversified investment options for plan participants who do not choose their own investments.

Many defined contribution plans work under the premise that employees decide whether or not to participate in an employer’s plan. Often, employees join the plan by choosing to enroll. Under the Act, however, employers now have greater ability to enroll all employees in the plan automatically. This will change the decision, for many employees, from “do I want to join the plan?” to “do I want to opt out of joining the plan?”

This is known as “automatic enrollment” and its main benefit is to increase participation in the plan. In fact, the Department of Labor (which administers the Act along with the IRS) estimates that automatic enrollment will increase plan participation from roughly 70% of employees to 90% of employees.

The Act did not just open the door for an increase in automatic enrollment. It also makes it easier for employers to automatically increase employees’ contribution amounts on an annual basis. This is known as “automatic deferral increases.” Again, employees can tell their employers that they do not want contribution amounts to go up automatically each year. Otherwise, amounts increase incrementally until a maximum is reached. This can give employees a better chance of meeting their financial goals for retirement.

This reversal in choice — opt out instead of opt in — aims to make inertia work for employees instead of against them. Indeed, most workers understand the importance of saving for retirement but often fail to enroll and select investments.

[Begin Sidebar]
The two main types of retirement plans

1. Defined contribution plan

Employees often contribute a percentage of their salary to the plan offered by the employer. Generally, these contributions are deducted from each paycheck and can be made on a before-tax basis (which can lower an employees’ taxable income in the year they are made). Some plans give employees the option of making after-tax contributions. Still others provide for regular employer contributions or include an employer-matching contribution. Types of defined contribution plans include 401(k), 403(b), 457, profit-sharing and money purchase plans. Defined contribution plans have significantly increased in popularity over the past 20 years.

2. Defined benefit plan

Contributions to defined benefit plans reflect the amount necessary to fund the promised benefit and meet funding rules. Benefits are based on a formula that takes into account each employee’s individual salary and years of service. The employer typically hires an investment manager to manage the money in the account, and employees draw a pension at a specified retirement age — the amount of which is pre-defined. Many of these plans are being phased out, and a declining number of employers offer such plans today.
[End Sidebar]

[Begin Sidebar]
An interview with
Congressman Howard P. “Buck” McKeon

Representative McKeon (R-California) played a key role in the passage of the Pension Protection Act. Not only was he a major sponsor of the legislation, he was also chairman, at the time of passage, of the House Education & the Workforce Committee, which had jurisdiction over the bill. He spoke to us about passing a historic piece of retirement-savings legislation.

What are the challenges American workers are facing that make it difficult to save for retirement?

Before enactment of the Act, there were twin challenges facing many American workers. Those workers enrolled in a defined benefit plan were too often kept in the dark about their pension plan’s status and solvency. And those workers with opportunities to invest through a defined contribution plan too often lacked the information or understanding necessary to take full advantage of this important retirement tool.

What does the Act do to help Americans save for retirement?

The Act provided the most sweeping pension reforms in a generation, taking a comprehensive approach. To strengthen retirement security safeguards for workers and retirees, the bill included reforms such as increased funding requirements to ensure that benefits promised to workers would be there when they retire, greater plan disclosure, plan funding status notification, clarification of employers’ fiduciary responsibility during blackout periods and quarterly benefit statements for workers.

Why were you such a strong promoter of the Act?

The pension laws on the books prior to the Act established the framework of our retirement system’s worker protections more than 30 years ago, and were in dire need of retooling and reform to meet the challenges and realities of the 21st century workplace. Congress needed to take action, but we needed to do so carefully, thoughtfully and comprehensively. That’s what the Act was all about.

Why did Congress feel it was important to require employers to use other investment types, such as target date funds, as default investment options?

One of the great lessons of Enron and WorldCom was that employees lacked sound, professional investment advice about the importance of diversification, as well as the opportunity to explore other options within their portfolios. By incorporating new investment options, we’re attempting to strengthen the opportunities for employers and employees to ensure the security and stability of retirement plans.

Why did Congress feel it was important to promote automatic features?

Research has shown that automatic enrollment plans can significantly increase participation, thereby increasing employee savings. I believe Americans want to save for their retirement, and we ought to make it as straightforward as possible for them to do so.

How would you rank the importance of the Act, as it relates to helping Americans save and prepare for retirement, compared to other large pension legislation such as the Employee Retirement Income Security Act (ERISA)?

ERISA is certainly the foundation upon which the Act was built, so it can be difficult to compare importance. However, I do believe the Act was the most significant pension reform in a generation, and it will help ensure a more secure retirement for millions of American workers for years to come.
[End Sidebar]

Automatic enrollment has been a plan option for some time. The fiduciary protections offered in the Act encourage more employers to implement it. Under an automatic enrollment plan, employers have the responsibility for selecting an investment option for employees who fail to choose one for themselves.

Previously, most employers placed default money into a cash-equivalent fund, such as a money market or stable-value fund. These funds provide low volatility but also tend to have the lowest returns over long periods, when compared with mutual funds made up primarily of growth, growth-and-income, equity-income/balanced and bond funds.

The Act increases employees’ chances of earning a stronger return on their default investments. It encourages employers to select default investment options that are a mix of equities and fixed-income investments. While employers get the benefit of the legal protection, employees get the benefit of a more diversified investment option.

Here is how the three main types of default investment options work:

• Target date/life cycle funds

These funds offer employees a single, diversified investment in one mutual fund that is “targeted” to a potential retirement date. Employees are placed in, or choose, the fund that comes closest to their expected retirement age.

• Funds with a mix of equity and fixed-income securities

Often called “balanced funds,” these are similar to target date/life cycle funds in that they offer a diversified investment in a single fund. However, they are usually divided, or balanced, among the different asset types and are not set to a specific retirement date. Employers who choose a balanced fund as a default option must determine that it’s appropriate for all participants in the plan based on their ages.

• Separately managed accounts

In these accounts, a personalized investment mix is created for each participant that takes into account an employee’s time horizon until retirement. Then, if necessary, the investment mix is automatically adjusted, or rebalanced over time. While these accounts often are highly individualized, they also tend to be more expensive compared to other default options.

Impact of new rules

This change in the default option has the potential for a large impact on retirement savings. The Department of Labor estimates that the new default option rules, combined with automatic enrollment, will generate $70 billion to $134 billion in additional retirement savings by 2034.

Financial freedom

At the end of the day, the Act is mainly about giving American workers better opportunities to prepare for retirement. Tools such as automatic enrollment and target date funds aim to give employees the power to save and invest. All employees need to do is think carefully about what they want out of their individual retirements and how much they need to get there.

[Begin Sidebar]
A timeline of pension legislation

Starting in 1974, Congress has passed four pieces of pension legislation that have greatly altered the retirement planning landscape.

1974
The Employee Retirement Income Security Act

This landmark legislation, among other things, created Individual Retirement Accounts (IRAs) and the Pension Benefit Guaranty Corporation (PBGC), put in place vesting and eligibility rules, and required plan sponsors to adhere to funding requirements and rules of fiduciary responsibility.

1978
The Revenue Act of 1978

An accidental outcome of this act was the creation of what we know today as the 401(k) plan.

2001
The Economic Growth and Tax Relief Reconciliation Act

This sweeping legislation raised before-tax contribution limits for defined contribution plans and IRAs, created after-tax Roth contributions for defined contribution plans, and gave workers age 50 or older an opportunity to save with so-called “catch-up” contributions.

2006
The Pension Protection Act

This comprehensive piece of legislation benefited both defined contribution and defined benefit plans. Among other actions, it modified the funding requirements for defined benefit plans and enhanced defined contribution plans through its provisions for automatic enrollment. It also removed employers’ legal liabilities associated with placing employees who don’t choose their own investments into funds diversified between equity and fixed-income investments, such as target date funds.
[End Sidebar]

[Begin Sidebar]
Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the nine target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The section beginning on the opposite page shows a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner.

[begin bar chart]

Target Date Portfolio	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth funds	40	40	40	40	40	40	35	25	20	10	5
Growth & Income funds	45	45	45	45	40	35	35	35	35	30	30	25	20	10	5
Equity Income / Balanced funds	10	10	10	10	15	20	20	20	20	25	25	30	30	35	35	40
Bond funds	5	5	5	5	5	5	10	20	25	35	40	45	50	55	60	60

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee will continually monitor the underlying fund allocations in each target date fund, and if necessary, make changes in response to market conditions.

[end bar chart]
[End Sidebar]

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2050.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	140,632	$3,168	7.0%
EuroPacific Growth Fund, Class R-5	31,157	1,811	4.0
The Growth Fund of America, Inc., Class R-5	82,404	3,168	7.0
The New Economy Fund, Class R-5	56,456	1,811	4.0
New Perspective Fund, Inc., Class R-5	81,703	3,168	7.0
New World Fund, Inc., Class R-5	27,354	1,811	4.0
SMALLCAP World Fund, Inc., Class R-5	62,916	3,168	7.0
		18,105	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	72,329	2,263	5.0
Capital World Growth and Income Fund, Inc., Class R-5	89,666	4,526	10.0
Fundamental Investors, Inc., Class R-5	96,572	4,526	10.0
The Investment Company of America, Class R-5	123,334	4,526	10.0
Washington Mutual Investors Fund, Inc., Class R-5	119,808	4,526	10.0
		20,367	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	88,319	1,811	4.0
Capital Income Builder, Inc., Class R-5	19,800	1,358	3.0
The Income Fund of America, Inc., Class R-5	63,217	1,358	3.0
		4,527	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	168,391	2,264	5.0

Total investment securities (cost: $42,631,000)		45,263	100.0
Other assets less liabilities		(12)	.0

Net assets		$45,251	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2045.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	83,081	$1,872	7.0%
EuroPacific Growth Fund, Class R-5	18,407	1,069	4.0
The Growth Fund of America, Inc., Class R-5	48,682	1,872	7.0
The New Economy Fund, Class R-5	33,352	1,069	4.0
New Perspective Fund, Inc., Class R-5	48,268	1,872	7.0
New World Fund, Inc., Class R-5	16,160	1,070	4.0
SMALLCAP World Fund, Inc., Class R-5	37,169	1,872	7.0
		10,696	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	42,730	1,337	5.0
Capital World Growth and Income Fund, Inc., Class R-5	52,972	2,674	10.0
Fundamental Investors, Inc., Class R-5	57,052	2,674	10.0
The Investment Company of America, Class R-5	72,862	2,674	10.0
Washington Mutual Investors Fund, Inc., Class R-5	70,779	2,674	10.0
		12,033	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	52,176	1,070	4.0
Capital Income Builder, Inc., Class R-5	11,697	802	3.0
The Income Fund of America, Inc., Class R-5	37,347	802	3.0
		2,674	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	99,480	1,337	5.0

Total investment securities (cost: $25,326,000)		26,740	100.0
Other assets less liabilities		(4)	.0

Net assets		$26,736	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2040.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	206,504	$4,653	7.0%
EuroPacific Growth Fund, Class R-5	45,957	2,671	4.0
The Growth Fund of America, Inc., Class R-5	121,292	4,664	7.0
The New Economy Fund, Class R-5	83,032	2,663	4.0
New Perspective Fund, Inc., Class R-5	120,847	4,686	7.0
New World Fund, Inc., Class R-5	40,210	2,661	4.0
SMALLCAP World Fund, Inc., Class R-5	92,813	4,674	7.0
		26,672	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	106,452	3,331	5.0
Capital World Growth and Income Fund, Inc., Class R-5	132,036	6,665	10.0
Fundamental Investors, Inc., Class R-5	142,520	6,680	10.0
The Investment Company of America, Class R-5	181,603	6,665	10.0
Washington Mutual Investors Fund, Inc., Class R-5	176,412	6,665	10.0
		30,006	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	130,106	2,667	4.0
Capital Income Builder, Inc., Class R-5	29,168	2,000	3.0
The Income Fund of America, Inc., Class R-5	93,127	2,000	3.0
		6,667	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	248,062	3,334	5.0

Total investment securities (cost: $62,901,000)		66,679	100.0
Other assets less liabilities		(12)	.0

Net assets		$66,667	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2035.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	311,278	$7,013	7.0%
EuroPacific Growth Fund, Class R-5	68,963	4,008	4.0
The Growth Fund of America, Inc., Class R-5	182,395	7,013	7.0
The New Economy Fund, Class R-5	124,926	4,007	4.0
New Perspective Fund, Inc., Class R-5	181,282	7,030	7.0
New World Fund, Inc., Class R-5	60,528	4,006	4.0
SMALLCAP World Fund, Inc., Class R-5	139,257	7,013	7.0
		40,090	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	160,168	5,012	5.0
Capital World Growth and Income Fund, Inc., Class R-5	198,551	10,023	10.0
Fundamental Investors, Inc., Class R-5	213,794	10,020	10.0
The Investment Company of America, Class R-5	273,101	10,023	10.0
Washington Mutual Investors Fund, Inc., Class R-5	265,294	10,023	10.0
		45,101	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	195,558	4,009	4.0
Capital Income Builder, Inc., Class R-5	43,842	3,006	3.0
The Income Fund of America, Inc., Class R-5	139,977	3,007	3.0
		10,022	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	372,856	5,011	5.0

Total investment securities (cost: $94,372,000)		100,224	100.0
Other assets less liabilities		(58)	.0

Net assets		$100,166	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	40.0
Equity-income and Balanced funds	15.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2030.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	437,837	$9,865	7.0%
EuroPacific Growth Fund, Class R-5	97,040	5,639	4.0
The Growth Fund of America, Inc., Class R-5	256,553	9,864	7.0
The New Economy Fund, Class R-5	175,676	5,634	4.0
New Perspective Fund, Inc., Class R-5	255,182	9,896	7.0
New World Fund, Inc., Class R-5	85,124	5,634	4.0
SMALLCAP World Fund, Inc., Class R-5	195,985	9,870	7.0
		56,402	40.0

Growth-and-income funds - 40.0%
American Mutual Fund, Inc., Class R-5	225,290	7,049	5.0
Capital World Growth and Income Fund, Inc., Class R-5	251,374	12,689	9.0
Fundamental Investors, Inc., Class R-5	240,756	11,284	8.0
The Investment Company of America, Class R-5	345,764	12,690	9.0
Washington Mutual Investors Fund, Inc., Class R-5	335,879	12,690	9.0
		56,402	40.0

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Inc., Class R-5	343,914	7,051	5.0
Capital Income Builder, Inc., Class R-5	102,803	7,050	5.0
The Income Fund of America, Inc., Class R-5	328,224	7,050	5.0
		21,151	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	524,572	7,050	5.0

Total investment securities (cost: $132,872,000)		141,005	100.0
Other assets less liabilities		(35)	.0

Net assets		$140,970	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2025.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	569,718	$12,836	7.0%
EuroPacific Growth Fund, Class R-5	126,221	7,334	4.0
The Growth Fund of America, Inc., Class R-5	333,830	12,836	7.0
The New Economy Fund, Class R-5	228,709	7,334	4.0
New Perspective Fund, Inc., Class R-5	330,989	12,836	7.0
New World Fund, Inc., Class R-5	110,813	7,335	4.0
SMALLCAP World Fund, Inc., Class R-5	254,880	12,836	7.0
		73,347	40.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	293,013	9,168	5.0
Capital World Growth and Income Fund, Inc., Class R-5	254,274	12,836	7.0
Fundamental Investors, Inc., Class R-5	273,858	12,836	7.0
The Investment Company of America, Class R-5	399,712	14,670	8.0
Washington Mutual Investors Fund, Inc., Class R-5	388,285	14,669	8.0
		64,179	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	715,582	14,669	8.0
Capital Income Builder, Inc., Class R-5	160,427	11,002	6.0
The Income Fund of America, Inc., Class R-5	512,201	11,002	6.0
		36,673	20.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	682,172	9,168	5.0

Total investment securities (cost: $173,329,000)		183,367	100.0
Other assets less liabilities		(25)	.0

Net assets		$183,342	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	35.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	10.0
Appropriate for investors who plan to retire in or near 2020.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 35.0%
AMCAP Fund, Inc., Class R-5	671,340	$15,125	6.0%
EuroPacific Growth Fund, Class R-5	173,525	10,084	4.0
The Growth Fund of America, Inc., Class R-5	393,375	15,125	6.0
The New Economy Fund, Class R-5	235,817	7,563	3.0
New Perspective Fund, Inc., Class R-5	455,032	17,646	7.0
New World Fund, Inc., Class R-5	114,257	7,563	3.0
SMALLCAP World Fund, Inc., Class R-5	300,343	15,125	6.0
		88,231	35.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	402,825	12,605	5.0
Capital World Growth and Income Fund, Inc., Class R-5	349,567	17,646	7.0
Fundamental Investors, Inc., Class R-5	376,492	17,646	7.0
The Investment Company of America, Class R-5	549,511	20,167	8.0
Washington Mutual Investors Fund, Inc., Class R-5	533,802	20,167	8.0
		88,231	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	983,758	20,167	8.0
Capital Income Builder, Inc., Class R-5	220,549	15,125	6.0
The Income Fund of America, Inc., Class R-5	704,156	15,125	6.0
		50,417	20.0

Bond funds - 10.0%
U.S. Government Securities Fund, Class R-5	1,875,655	25,209	10.0

Total investment securities (cost: $238,871,000)		252,088	100.0
Other assets less liabilities		(35)	.0

Net assets		$252,053	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	25.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	20.0
Other assets less liabilities	-
Appropriate for investors who plan to retire in or near 2015.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 25.0%
AMCAP Fund, Inc., Class R-5	511,002	$11,513	5.0%
EuroPacific Growth Fund, Class R-5	119,570	6,948	3.0
The Growth Fund of America, Inc., Class R-5	300,550	11,556	5.0
New Perspective Fund, Inc., Class R-5	359,336	13,935	6.0
New World Fund, Inc., Class R-5	69,746	4,617	2.0
SMALLCAP World Fund, Inc., Class R-5	183,985	9,265	4.0
		57,834	25.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	368,834	11,541	5.0
Capital World Growth and Income Fund, Inc., Class R-5	320,490	16,178	7.0
Fundamental Investors, Inc., Class R-5	346,088	16,221	7.0
The Investment Company of America, Class R-5	503,472	18,477	8.0
Washington Mutual Investors Fund, Inc., Class R-5	489,080	18,478	8.0
		80,895	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	901,891	18,489	8.0
Capital Income Builder, Inc., Class R-5	202,178	13,865	6.0
The Income Fund of America, Inc., Class R-5	645,502	13,865	6.0
		46,219	20.0

Bond funds - 20.0%
The Bond Fund of America, Inc., Class R-5	870,007	11,554	5.0
Capital World Bond Fund, Inc., Class R-5	566,914	11,554	5.0
U.S. Government Securities Fund, Class R-5	1,719,652	23,112	10.0
		46,220	20.0

Total investment securities (cost: $220,597,000)		231,168	100.0
Other assets less liabilities		(8)	.0

Net assets		$231,160	100.0%

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	20.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	24.9
Other assets less liabilities	0.1
Appropriate for investors who plan to retire in or near 2010.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 20.0%
AMCAP Fund, Inc., Class R-5	375,961	$8,470	4.0%
EuroPacific Growth Fund, Class R-5	109,950	6,389	3.0
The Growth Fund of America, Inc., Class R-5	221,125	8,502	4.0
New Perspective Fund, Inc., Class R-5	275,399	10,680	5.0
New World Fund, Inc., Class R-5	64,249	4,253	2.0
SMALLCAP World Fund, Inc., Class R-5	84,591	4,260	2.0
		42,554	20.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	474,261	14,840	7.0
Capital World Growth and Income Fund, Inc., Class R-5	294,785	14,881	7.0
Fundamental Investors, Inc., Class R-5	318,330	14,920	7.0
The Investment Company of America, Class R-5	404,701	14,852	7.0
Washington Mutual Investors Fund, Inc., Class R-5	392,810	14,840	7.0
		74,333	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	824,720	16,907	8.0
Capital Income Builder, Inc., Class R-5	185,217	12,702	6.0
The Income Fund of America, Inc., Class R-5	590,715	12,689	6.0
		42,298	20.0

Bond funds - 24.9%
American High-Income Trust, Class R-5	851,955	10,539	5.0
The Bond Fund of America, Inc., Class R-5	1,591,647	21,137	9.9
Capital World Bond Fund, Inc., Class R-5	517,174	10,540	5.0
U.S. Government Securities Fund, Class R-5	784,227	10,540	5.0
		52,756	24.9

Total investment securities (cost: $203,265,000)		211,941	99.9
Other assets less liabilities		245	.1

Net assets		$212,186	100.0%

See Notes to Financial Statements

Financial statements

Statements of assets and liabilities									(dollars and shares in thousands, except per-share amounts)
at October 31, 2007
	2050 Fund	2045 Fund			2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities at market	$45,263	$26,740			$66,679	$100,224	$141,005	$183,367	$252,088	$231,168	$211,941
Cash	67	47			457	463	460	-	900	1,772	604
Receivables for:
Sales of investments	-	-			-	-	-	233	-	-	-
Sales of fund's shares	1,298	937			378	818	1,362	2,135	5,623	1,846	1,961
Dividends	10	6			15	23	52	81	117	117	119
Reimbursement from affiliate	17	11			17	10	12	14	16	16	85
Other	1	-	(	*)	1	2	2	2	3	3	3
Total assets	46,656	27,741			67,547	101,540	142,893	185,832	258,747	234,922	214,713

Liabilities:
Payables for:
Purchases of investments	1,337	957			792	1,235	1,538	2,300	5,891	3,101	1,846
Repurchases of fund's shares	28	25			36	45	281	69	630	509	550
Services provided by affiliates	32	15			43	84	92	108	156	136	115
Directors' deferred compensation	1	1			1	2	3	3	5	5	5
Other	7	7			8	8	9	10	12	11	11
Total liabilities	1,405	1,005			880	1,374	1,923	2,490	6,694	3,762	2,527
Net assets at October 31, 2007	$45,251	$26,736			$66,667	$100,166	$140,970	$183,342	$252,053	$231,160	$212,186

Net assets consist of:
Capital paid in on shares of capital stock	$42,473	$25,264			$62,694	$94,057	$132,428	$172,728	$237,908	$219,423	$201,862
Undistributed net investment income	118	56			163	248	395	536	905	1,150	1,381
Undistributed net realized gain	28	2			32	9	14	40	23	16	267
Net unrealized appreciation	2,632	1,414			3,778	5,852	8,133	10,038	13,217	10,571	8,676
Net assets at October 31, 2007	$45,251	$26,736			$66,667	$100,166	$140,970	$183,342	$252,053	$231,160	$212,186

Investment securities at cost	$42,631	$25,326			$62,901	$94,372	$132,872	$173,329	$238,871	$220,597	$203,265

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value

Class A:
Net assets	$22,188	$12,036			$29,211	$44,324	$61,637	$86,450	$120,456	$120,871	$115,796
Shares outstanding	1,943	1,054			2,558	3,880	5,410	7,602	10,662	10,828	10,447
Net asset value per share	$11.42	$11.42			$11.42	$11.42	$11.39	$11.37	$11.30	$11.16	$11.08
Maximum offering price per share	12.12	12.12			12.12	12.12	12.08	12.06	11.99	11.84	11.76
Class R-1:
Net assets	$174	$276			$583	$408	$1,973	$1,118	$1,475	$1,085	$986
Shares outstanding	15	24			51	36	174	99	131	98	90
Net asset value per share(†)	$11.36	$11.36			$11.36	$11.36	$11.33	$11.31	$11.24	$11.11	$11.03
Class R-2:
Net assets	$11,695	$5,083			$12,716	$19,489	$25,085	$29,364	$40,343	$30,602	$22,695
Shares outstanding	1,029	447			1,119	1,715	2,214	2,596	3,590	2,756	2,058
Net asset value per share(†)	$11.36	$11.36			$11.36	$11.36	$11.33	$11.31	$11.24	$11.10	$11.03
Class R-3:
Net assets	$7,383	$6,894			$16,501	$25,417	$34,337	$45,907	$60,541	$52,436	$44,224
Shares outstanding	648	605			1,448	2,230	3,020	4,045	5,369	4,707	3,998
Net asset value per share(†)	$11.40	$11.40			$11.40	$11.40	$11.37	$11.35	$11.28	$11.14	$11.06
Class R-4:
Net assets	$2,597	$1,003			$4,537	$6,325	$12,677	$15,153	$23,465	$20,916	$19,354
Shares outstanding	227	88			397	554	1,112	1,332	2,076	1,873	1,745
Net asset value per share(†)	$11.43	$11.43			$11.43	$11.43	$11.40	$11.38	$11.30	$11.17	$11.09
Class R-5:
Net assets	$1,214	$1,444			$3,119	$4,203	$5,261	$5,350	$5,773	$5,250	$9,131
Shares outstanding	106	126			272	367	461	469	510	469	822
Net asset value per share(†)	$11.45	$11.45			$11.45	$11.45	$11.42	$11.40	$11.33	$11.19	$11.11

(*)Amount less than one thousand.
(†)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

Statements of operations															(dollars in thousands)
for the period February 1, 2007,(1) to October 31, 2007

	2050 Fund		2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund

Investment income:
Income:
Dividends	$185		$89		$250		$378		$583		$770		$1,245		$1,451		$1,648
Interest	5		2		6		11		15		20		23		23		23
	190		91		256		389		598		790		1,268		1,474		1,671

Fees and expenses(2):
Investment advisory services	13		7		18		27		39		51		71		66		63
Distribution services	54		26		70		106		154		193		278		250		224
Administrative services	24		18		30		37		46		55		73		63		57
Reports to shareholders	2		1		3		5		7		9		12		11		11
Registration statement and prospectus	4		2		5		7		11		14		21		19		20
Postage, stationery and supplies	-	(3)	-	(3)	-	(3)	-	(3)	1		1		1		1		1
Directors' compensation	4		2		5		7		11		14		20		19		20
Auditing and legal	2		1		4		5		7		10		14		13		12
Custodian	29		30		29		30		29		29		30		30		29
State and local taxes	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)
Other	-	(3)	-	(3)	1		1		2		2		3		3		3
Total fees and expenses before reimbursements/waivers	132		87		165		225		307		378		523		475		440
Less reimbursements/waivers of fees and expenses:
Investment advisory services	13		7		18		27		39		51		71		66		63
Administrative services	8		11		10		7		5		5		2		2		4
Other	39		34		44		50		60		68		87		83		83
Total fees and expenses after reimbursements/waivers	72		35		93		141		203		254		363		324		290
Net investment income	118		56		163		248		395		536		905		1,150		1,381

Net realized gain and unrealized appreciation on investments:
Net realized gain on:
Sales of investments	23		-		26		-		1		22		2		-		253
Capital gain distributions received	5		2		6		9		13		18		21		16		14
Net realized gain	28		2		32		9		14		40		23		16		267
Net unrealized appreciation on investments	2,632		1,414		3,778		5,852		8,133		10,038		13,217		10,571		8,676
Net realized gain and unrealized appreciation on investments	2,660		1,416		3,810		5,861		8,147		10,078		13,240		10,587		8,943
Net increase in net assets resulting from operations	$2,778		$1,472		$3,973		$6,109		$8,542		$10,614		$14,145		$11,737		$10,324

(1)Commencement of operations.
(2)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(3)Amount less than one thousand.

Statements of changes in net assets								(dollars in thousands)
for the period February 1, 2007,(*) to October 31, 2007

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Operations:
Net investment income	$118	$56	$163	$248	$395	$536	$905	$1,150	$1,381
Net realized gain	28	2	32	9	14	40	23	16	267
Net unrealized appreciation on investments	2,632	1,414	3,778	5,852	8,133	10,038	13,217	10,571	8,676
!Net increase in net assets resulting from operations	2,778	1,472	3,973	6,109	8,542	10,614	14,145	11,737	10,324

Net capital share transactions	42,473	25,264	62,694	94,057	132,428	172,728	237,908	219,423	201,862

Total increase in net assets	45,251	26,736	66,667	100,166	140,970	183,342	252,053	231,160	212,186

Net assets:
Beginning of period	-	-	-	-	-	-	-	-	-
End of period	$45,251	$26,736	$66,667	$100,166	$140,970	$183,342	$252,053	$231,160	$212,186

Undistributed net investment income	$118	$56	$163	$248	$395	$536	$905	$1,150	$1,381

(*)Commencement of operations.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– American Funds Target Date Retirement Series, Inc. (the "series") was organized on November 6, 2006, as a Maryland corporation. The series is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of nine funds (the “funds”) – American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). On February 1, 2007, each of the funds obtained their initial capitalization through the sale of 1,000 shares each of Class A, R-1, R-2, R-3, R-4 and R-5 capital stock to Capital Research and Management Company (“CRMC”), the series’ investment adviser.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. CRMC is the investment adviser of the underlying funds.

Each fund in the series offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). Class A shares are subject to an initial sales charge of up to 5.75%. The five retirement plan share classes are sold without any sales charges.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation– The net asset value of each fund in the series is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying funds’ statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security transactions and related investment income– Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the effective expense ratios that are provided as supplementary information to the Financial Highlights table on page 34.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.	Federal income taxation and distributions

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.

As of and during the period ended October 31, 2007, the series did not have a liability for any unrecognized tax benefits. The series recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the series did not incur any interest or penalties.

The series commenced operations on February 1, 2007; therefore, the funds’ only tax year, 2007, remains open for examination by U.S. federal and state tax authorities.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As of October 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$141	$56	$189	$248	$395	$558	$907	$1,150	$1,634
Undistributed long-term capital gain	5	2	6	9	14	18	22	16	14
Gross unrealized appreciation on investment securities	2,632	1,414	3,778	5,852	8,133	10,038	13,217	10,571	8,799
Gross unrealized depreciation on investment securities	-	-	-	-	-	-	-	-	(123)
Net unrealized appreciation on investment securities	2,632	1,414	3,778	5,852	8,133	10,038	13,217	10,571	8,676
Cost of investment securities	42,631	25,326	62,901	94,372	132,872	173,329	238,871	220,597	203,265

No distributions were paid to shareholders during the period ended October 31, 2007.

3.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company SM ("AFS"), the series’ transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services–The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC.

CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the effective expense ratios that are provided as supplementary information to the Financial Highlights table on page 34.

Other reimbursement– CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes for which a plan of distribution has been adopted may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2007, unreimbursed expenses subject to reimbursement were as follows (dollars in thousands):

2050 Fund	$-
2045 Fund	-
2040 Fund	5
2035 Fund	-
2030 Fund	-
2025 Fund	3
2020 Fund	15
2015 Fund	49
2010 Fund	91

Administrative services– The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services, as well as oversight and coordination of third parties providing such services. Each share class, except Class R-5, pays CRMC an annual 0.05% administrative services fee based on average daily net assets. The Class R-5 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of 0.10%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is 0.10% for Class R-5 shares and 0.15% for all other share classes. These fees are included in the effective expense ratios that are provided as supplementary information to the Financial Highlights table on page 34. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes.

Expenses under the agreements described above for the period ended October 31, 2007, were as follows:

		Administrative services
	Distribution services	CRMC administrative services	Transfer agent services	Transfer agent services reimbursement
2050 Fund
Class A	$19,293	$3,488	$-	$-
Class R-1	647	32	219	(219)
Class R-2	24,134	1,609	12,515	(4,149)
Class R-3	8,506	851	3,946	(2,585)
Class R-4	1,234	247	669	(669)
Class R-5	Not applicable	Not applicable	255	(255)
Total	$53,814	$6,227	$17,604	$(7,877)

2045 Fund
Class A	$9,127	$1,667	$-	$-
Class R-1	761	38	243	(243)
Class R-2	10,097	673	10,446	(6,946)
Class R-3	5,611	561	3,814	(2,916)
Class R-4	588	117	675	(675)
Class R-5	Not applicable	Not applicable	204	(204)
Total	$26,184	$3,056	$15,382	$(10,984)

2040 Fund
Class A	$24,835	$4,507	$-	$-
Class R-1	1,482	74	321	(321)
Class R-2	23,882	1,592	14,652	(6,373)
Class R-3	16,675	1,667	5,341	(2,673)
Class R-4	3,333	667	787	(787)
Class R-5	Not applicable	Not applicable	342	(342)
Total	$70,207	$8,507	$21,443	$(10,496)

2035 Fund
Class A	$38,801	$7,040	$-	$-
Class R-1	1,016	51	267	(267)
Class R-2	37,132	2,475	17,053	(4,180)
Class R-3	25,130	2,513	5,792	(1,772)
Class R-4	3,810	762	794	(794)
Class R-5	Not applicable	Not applicable	272	(272)
Total	$105,889	$12,841	$24,178	$(7,285)

2030 Fund
Class A	$56,026	$10,149	$-	$-
Class R-1	6,599	330	493	(493)
Class R-2	48,836	3,256	19,044	(2,114)
Class R-3	33,752	3,375	6,595	(1,195)
Class R-4	8,361	1,672	881	(881)
Class R-5	Not applicable	Not applicable	337	(337)
Total	$153,574	$18,782	$27,350	$(5,020)
2025 Fund
Class A	$80,296	$14,284	$-	$-
Class R-1	3,194	160	282	(282)
Class R-2	54,083	3,605	21,086	(2,338)
Class R-3	45,516	4,552	8,212	(929)
Class R-4	10,328	2,065	851	(851)
Class R-5	Not applicable	Not applicable	280	(280)
Total	$193,417	$24,666	$30,711	$(4,680)

2020 Fund
Class A	$120,413	$20,069	$-	$-
Class R-1	4,711	235	423	(423)
Class R-2	78,148	5,210	27,284	(193)
Class R-3	60,248	6,025	10,186	(547)
Class R-4	14,185	2,837	893	(893)
Class R-5	Not applicable	Not applicable	303	(303)
Total	$277,705	$34,376	$39,089	$(2,359)
2015 Fund
Class A	$121,069	$20,178	$-	$-
Class R-1	3,642	182	217	(217)
Class R-2	58,184	3,879	20,437	(267)
Class R-3	54,557	5,455	9,167	(438)
Class R-4	12,530	2,506	731	(731)
Class R-5	Not applicable	Not applicable	231	(231)
Total	$249,982	$32,200	$30,783	$(1,884)

2010 Fund
Class A	$111,823	$18,644	$-	$-
Class R-1	4,095	205	204	(204)
Class R-2	50,134	3,342	18,629	(1,249)
Class R-3	43,525	4,352	8,019	(1,055)
Class R-4	14,308	2,861	742	(742)
Class R-5	Not applicable	Not applicable	259	(259)
Total	$223,885	$29,404	$27,853	$(3,509)
Directors’ deferred compensation– Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation on the accompanying financial statements, includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts
2050 Fund	$3,481	$47
2045 Fund	1,623	23
2040 Fund	4,827	66
2035 Fund	7,020	96
2030 Fund	10,701	145
2025 Fund	13,511	183
2020 Fund	20,180	274
2015 Fund	18,744	255
2010 Fund	19,539	263

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

4.	Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

For the period February 1, 2007,(1) to October 31, 2007	2050 Fund			2045 Fund				2040 Fund
	Amount	Shares		Amount		Shares		Amount	Shares
Share class
Class A
Sales(2)	$ 22,472	2,112		$ 11,673		1,090		$ 28,125	2,643
Repurchases(2)	(1,827)	(169)		(375)		(36)		(926)	(85)
Total Class A transactions	20,645	1,943		11,298		1,054		27,199	2,558
Class R-1
Sales(2)	164	15		258		24		591	55
Repurchases(2)	(1)	-	(3)	-	(3)	-	(3)	(42)	(4)
Total Class R-1 transactions	163	15		258		24		549	51
Class R-2
Sales(2)	11,743	1,092		5,110		477		12,856	1,196
Repurchases(2)	(677)	(63)		(330)		(30)		(829)	(77)
Total Class R-2 transactions	11,066	1,029		4,780		447		12,027	1,119
Class R-3
Sales(2)	7,191	670		6,840		627		16,996	1,567
Repurchases(2)	(235)	(22)		(238)		(22)		(1,292)	(119)
Total Class R-3 transactions	6,956	648		6,602		605		15,704	1,448
Class R-4
Sales(2)	2,522	229		961		89		4,783	445
Repurchases(2)	(25)	(2)		(16)		(1)		(519)	(48)
Total Class R-4 transactions	2,497	227		945		88		4,264	397
Class R-5
Sales(2)	1,195	111		1,569		143		3,390	313
Repurchases(2)	(49)	(5)		(188)		(17)		(439)	(41)
Total Class R-5 transactions	1,146	106		1,381		126		2,951	272

Total net increase	$ 42,473	3,968		$ 25,264		2,344		$ 62,694	5,845

For the period February 1, 2007,(1) to October 31, 2007	2035 Fund		2030 Fund		2025 Fund
	Amount	Shares	Amount	Shares	Amount		Shares
Share class
Class A
Sales(2)	$ 42,260	3,974	$ 59,511	5,620	$ 84,175		7,947
Repurchases(2)	(1,039)	(94)	(2,236)	(210)	(3,576)		(345)
Total Class A transactions	41,221	3,880	57,275	5,410	80,599		7,602
Class R-1
Sales(2)	401	37	1,876	176	1,054		99
Repurchases(2)	(16)	(1)	(23)	(2)	-	(3)	-	(3)
Total Class R-1 transactions	385	36	1,853	174	1,054		99
Class R-2
Sales(2)	20,024	1,870	25,623	2,392	28,925		2,703
Repurchases(2)	(1,700)	(155)	(1,940)	(178)	(1,153)		(107)
Total Class R-2 transactions	18,324	1,715	23,683	2,214	27,772		2,596
Class R-3
Sales(2)	25,654	2,365	35,113	3,245	46,516		4,291
Repurchases(2)	(1,476)	(135)	(2,452)	(225)	(2,668)		(246)
Total Class R-3 transactions	24,178	2,230	32,661	3,020	43,848		4,045
Class R-4
Sales(2)	6,247	580	12,699	1,180	15,926		1,474
Repurchases(2)	(294)	(26)	(728)	(68)	(1,582)		(142)
Total Class R-4 transactions	5,953	554	11,971	1,112	14,344		1,332
Class R-5
Sales(2)	4,731	436	5,724	529	5,549		509
Repurchases(2)	(735)	(69)	(739)	(68)	(438)		(40)
Total Class R-5 transactions	3,996	367	4,985	461	5,111		469

Total net increase	$ 94,057	8,782	$ 132,428	12,391	$ 172,728		16,143

For the period February 1, 2007,(1) to October 31, 2007	2020 Fund				2015 Fund		2010 Fund
	Amount		Shares		Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$ 117,552		11,118		$ 120,213	11,418	$ 117,285	11,163
Repurchases(2)	(4,905)		(456)		(6,318)	(590)	(7,575)	(716)
Total Class A transactions	112,647		10,662		113,895	10,828	109,710	10,447
Class R-1
Sales(2)	1,388		131		1,051	100	1,492	145
Repurchases(2)	-	(3)	-	(3)	(24)	(2)	(570)	(55)
Total Class R-1 transactions	1,388		131		1,027	98	922	90
Class R-2
Sales(2)	42,557		3,979		30,537	2,879	27,581	2,621
Repurchases(2)	(4,222)		(389)		(1,306)	(123)	(5,961)	(563)
Total Class R-2 transactions	38,335		3,590		29,231	2,756	21,620	2,058
Class R-3
Sales(2)	60,934		5,660		53,178	4,979	48,256	4,525
Repurchases(2)	(3,178)		(291)		(2,938)	(272)	(5,597)	(527)
Total Class R-3 transactions	57,756		5,369		50,240	4,707	42,659	3,998
Class R-4
Sales(2)	25,145		2,340		20,993	1,961	25,522	2,416
Repurchases(2)	(2,828)		(264)		(936)	(88)	(6,999)	(671)
Total Class R-4 transactions	22,317		2,076		20,057	1,873	18,523	1,745
Class R-5
Sales(2)	5,957		555		5,425	511	8,921	869
Repurchases(2)	(492)		(45)		(452)	(42)	(493)	(47)
Total Class R-5 transactions	5,465		510		4,973	469	8,428	822

Total net increase	$ 237,908		22,338		$ 219,423	20,731	$ 201,862	19,160

(1)Commencement of operations.
(2)Includes exchanges between share classes of the fund.
(3)Amount less than one thousand.

5.	Investment transactions and other disclosures

The funds made purchases and sales of investment securities during the period ended October 31, 2007, as follows (dollars in thousands):

	Purchases	Sales
2050 Fund	$42,865	$257
2045 Fund	25,326	-
2040 Fund	63,226	351
2035 Fund	94,372	-
2030 Fund	132,915	44
2025 Fund	173,764	457
2020 Fund	238,897	28
2015 Fund	220,597	-
2010 Fund	209,621	6,609

CRMC has agreed to bear all offering and organizational expenses of the series. Offering costs include state and SEC registration fees. Organizational costs include administrative, legal and printing fees. The total amount of offering and organizational expenses borne by CRMC was $665,000. These expenses are not included on the accompanying financial statements.

Financial highlights(1)

		Income from investment operations(2)
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers(5)(6)	Ratio of expenses to average net assets after reimbursements/ waivers (4)(5)(6)	Ratio of net income to average net assets(4)(5)

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.10	$1.32	$1.42	$11.42	14.20%	$22,188	.79%	.35%	1.18%
Class R-1:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	174	1.95	1.07	.42
Class R-2:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	11,695	1.56	1.08	.39
Class R-3:
10/31/2007	10.00	.06	1.34	1.40	11.40	14.00	7,383	1.17	.65	.79
Class R-4:
10/31/2007	10.00	.08	1.35	1.43	11.43	14.30	2,597	.88	.32	.94
Class R-5:
10/31/2007	10.00	.10	1.35	1.45	11.45	14.50	1,214	.41	.02	1.28

American Funds 2045 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.10	$1.32	$1.42	$11.42	14.20%	$12,036	1.07%	.35%	1.18%
Class R-1:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	276	2.04	1.07	.32
Class R-2:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	5,083	2.15	1.08	.37
Class R-3:
10/31/2007	10.00	.03	1.37	1.40	11.40	14.00	6,894	1.37	.65	.36
Class R-4:
10/31/2007	10.00	.10	1.33	1.43	11.43	14.30	1,003	1.32	.32	1.18
Class R-5:
10/31/2007	10.00	.10	1.35	1.45	11.45	14.50	1,444	.49	.02	1.18

American Funds 2040 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.09	$1.33	$1.42	$11.42	14.20%	$29,211	.72%	.35%	1.16%
Class R-1:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	583	1.59	1.07	.33
Class R-2:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	12,716	1.59	1.08	.36
Class R-3:
10/31/2007	10.00	.04	1.36	1.40	11.40	14.00	16,501	1.03	.65	.54
Class R-4:
10/31/2007	10.00	.10	1.33	1.43	11.43	14.30	4,537	.72	.32	1.19
Class R-5:
10/31/2007	10.00	.11	1.34	1.45	11.45	14.50	3,119	.34	.02	1.31

American Funds 2035 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.09	$1.33	$1.42	$11.42	14.20%	$44,324	.65%	.35%	1.15%
Class R-1:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	408	1.62	1.07	.41
Class R-2:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	19,489	1.43	1.08	.40
Class R-3:
10/31/2007	10.00	.05	1.35	1.40	11.40	14.00	25,417	.93	.65	.64
Class R-4:
10/31/2007	10.00	.09	1.34	1.43	11.43	14.30	6,325	.65	.32	1.17
Class R-5:
10/31/2007	10.00	.11	1.34	1.45	11.45	14.50	4,203	.27	.02	1.30

American Funds 2030 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.10	$1.29	$1.39	$11.39	13.90%	$61,637	.61%	.35%	1.22%
Class R-1:
10/31/2007	10.00	.03	1.30	1.33	11.33	13.30	1,973	1.38	1.07	.39
Class R-2:
10/31/2007	10.00	.04	1.29	1.33	11.33	13.30	25,085	1.35	1.08	.48
Class R-3:
10/31/2007	10.00	.06	1.31	1.37	11.37	13.70	34,337	.90	.65	.73
Class R-4:
10/31/2007	10.00	.10	1.30	1.40	11.40	14.00	12,677	.61	.32	1.24
Class R-5:
10/31/2007	10.00	.11	1.31	1.42	11.42	14.20	5,261	.25	.02	1.42

American Funds 2025 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.10	$1.27	$1.37	$11.37	13.70%	$86,450	.60%	.35%	1.26%
Class R-1:
10/31/2007	10.00	.04	1.27	1.31	11.31	13.10	1,118	1.40	1.07	.49
Class R-2:
10/31/2007	10.00	.04	1.27	1.31	11.31	13.10	29,364	1.33	1.08	.48
Class R-3:
10/31/2007	10.00	.06	1.29	1.35	11.35	13.50	45,907	.88	.65	.74
Class R-4:
10/31/2007	10.00	.10	1.28	1.38	11.38	13.80	15,153	.57	.32	1.30
Class R-5:
10/31/2007	10.00	.12	1.28	1.40	11.40	14.00	5,350	.24	.02	1.46

American Funds 2020 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.12	$1.18	$1.30	$11.30	13.00%	$120,456	.60%	.37%	1.47%
Class R-1:
10/31/2007	10.00	.06	1.18	1.24	11.24	12.40	1,475	1.40	1.07	.69
Class R-2:
10/31/2007	10.00	.06	1.18	1.24	11.24	12.40	40,343	1.29	1.08	.70
Class R-3:
10/31/2007	10.00	.08	1.20	1.28	11.28	12.80	60,541	.86	.65	.99
Class R-4:
10/31/2007	10.00	.12	1.18	1.30	11.30	13.00	23,465	.55	.32	1.56
Class R-5:
10/31/2007	10.00	.14	1.19	1.33	11.33	13.30	5,773	.23	.02	1.79

American Funds 2015 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.15	$1.01	$1.16	$11.16	11.60%	$120,871	.61%	.37%	1.90%
Class R-1:
10/31/2007	10.00	.09	1.02	1.11	11.11	11.10	1,085	1.39	1.07	1.16
Class R-2:
10/31/2007	10.00	.09	1.01	1.10	11.10	11.00	30,602	1.30	1.08	1.15
Class R-3:
10/31/2007	10.00	.12	1.02	1.14	11.14	11.40	52,436	.86	.65	1.48
Class R-4:
10/31/2007	10.00	.16	1.01	1.17	11.17	11.70	20,916	.54	.32	1.96
Class R-5:
10/31/2007	10.00	.17	1.02	1.19	11.19	11.90	5,250	.23	.02	2.16

American Funds 2010 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.18	$.90	$1.08	$11.08	10.80%	$115,796	.60%	.37%	2.31%
Class R-1:
10/31/2007	10.00	.13	.90	1.03	11.03	10.30	986	1.35	1.07	1.64
Class R-2:
10/31/2007	10.00	.12	.91	1.03	11.03	10.30	22,695	1.34	1.08	1.58
Class R-3:
10/31/2007	10.00	.15	.91	1.06	11.06	10.60	44,224	.87	.65	1.88
Class R-4:
10/31/2007	10.00	.19	.90	1.09	11.09	10.90	19,354	.57	.32	2.35
Class R-5:
10/31/2007	10.00	.20	.91	1.11	11.11	11.10	9,131	.29	.02	2.57
For the period ended October 31, 2007 (1)
Portfolio turnover rate for all classes of shares
2050 Fund	1
2045 Fund	- (7)
2040 Fund	1
2035 Fund	- (7)
2030 Fund	- (7)
2025 Fund	1
2020 Fund	- (7)
2015 Fund	- (7)
2010 Fund	8

(1) Based on operations from 2/1/2007, commencement of operations, through 10/31/2007, and, accordingly, is not representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the period shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5) Annualized.
(6) This column does not include expenses of the underlying funds in which each fund invests. Disclosed below are the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's annualized expense ratio reported above combined with the annualized weighted average net expense ratio of the underlying funds for the period presented. See pages 37 to 39 for further information regarding fees and expenses.

	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
2050 Fund	.77%	1.49%	1.50%	1.07%	.74%	.44%
2045 Fund	.77	1.49	1.50	1.07	.74	.44
2040 Fund	.77	1.49	1.50	1.07	.74	.44
2035 Fund	.77	1.49	1.50	1.07	.74	.44
2030 Fund	.77	1.49	1.50	1.07	.74	.44
2025 Fund	.77	1.49	1.50	1.07	.74	.44
2020 Fund	.78	1.48	1.49	1.06	.73	.43
2015 Fund	.78	1.48	1.49	1.06	.73	.43
2010 Fund	.77	1.47	1.48	1.05	.72	.42

(7) Amount is either less than 1% or there is no turnover.

See notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of the American Funds Target Date Retirement Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series, Inc. comprising the American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Funds”) as of October 31, 2007, and the statements of operations, statements of changes in net assets and financial highlights for the period from February 1, 2007 (commencement of operations), to October 31, 2007. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series, Inc. as of October 31, 2007, the results of their operations, changes in their net assets and the financial highlights for the period from February 1, 2007 (commencement of operations), to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 7, 2007

Expense example
                                                                                                                                                      unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007, through October 31, 2007).

Actual expenses:

The first line of each share class in the table on pages 37 to 39 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on pages 37 to 39 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2007	Ending account value 10/31/2007	Expenses paid during period	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,101.25	$1.85	.35%	$4.08	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,097.58	5.66	1.07	7.88	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,097.58	5.71	1.08	7.93	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,100.39	3.44	.65	5.66	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,102.22	1.70	.32	3.92	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,103.08	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,101.25	$1.85	.35%	$4.08	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,096.52	5.65	1.07	7.87	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,096.52	5.71	1.08	7.93	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,099.32	3.44	.65	5.66	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,102.22	1.70	.32	3.92	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,103.08	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,100.19	$1.85	.35%	$4.08	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,096.52	5.65	1.07	7.87	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,096.52	5.71	1.08	7.93	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,099.32	3.44	.65	5.66	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,101.15	1.69	.32	3.92	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,102.02	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,099.13	$1.85	.35%	$4.07	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,095.47	5.65	1.07	7.87	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,095.47	5.70	1.08	7.92	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,098.26	3.44	.65	5.66	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,100.09	1.69	.32	3.92	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,100.96	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,097.30	$1.85	.35%	$4.07	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,093.63	5.65	1.07	7.86	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,093.63	5.70	1.08	7.92	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,096.43	3.43	.65	5.65	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,098.26	1.69	.32	3.91	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,099.13	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,095.37	$1.85	.35%	$4.07	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,091.70	5.64	1.07	7.86	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,091.70	5.69	1.08	7.91	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,094.50	3.43	.65	5.65	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,096.34	1.69	.32	3.91	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,097.20	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,089.68	$1.95	.37%	$4.11	.78%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class R-1 -- actual return	1,000.00	1,085.99	5.63	1.07	7.78	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.53	1.48
Class R-2 -- actual return	1,000.00	1,085.99	5.68	1.08	7.83	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.58	1.49
Class R-3 -- actual return	1,000.00	1,088.80	3.42	.65	5.58	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.40	1.06
Class R-4 -- actual return	1,000.00	1,089.68	1.69	.32	3.85	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.72	.73
Class R-5 -- actual return	1,000.00	1,091.52	.11	.02	2.27	.43
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.19	.43
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,078.26	$1.94	.37%	$4.09	.78%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class R-1 -- actual return	1,000.00	1,075.50	5.60	1.07	7.74	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.53	1.48
Class R-2 -- actual return	1,000.00	1,074.54	5.65	1.08	7.79	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.58	1.49
Class R-3 -- actual return	1,000.00	1,077.37	3.40	.65	5.55	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.40	1.06
Class R-4 -- actual return	1,000.00	1,079.22	1.68	.32	3.83	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.72	.73
Class R-5 -- actual return	1,000.00	1,080.11	.10	.02	2.25	.43
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.19	.43

American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,070.53	$1.93	.37%	$4.02	.77%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-1 -- actual return	1,000.00	1,067.76	5.58	1.07	7.66	1.47
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.48	1.47
Class R-2 -- actual return	1,000.00	1,067.76	5.63	1.08	7.71	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.53	1.48
Class R-3 -- actual return	1,000.00	1,069.63	3.39	.65	5.48	1.05
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.35	1.05
Class R-4 -- actual return	1,000.00	1,071.49	1.67	.32	3.76	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.67	.72
Class R-5 -- actual return	1,000.00	1,072.39	.10	.02	2.19	.42
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Board of directors and other officers

“Independent” directors

Name and age	Year first elected a director of the series[1]	Principal occupation(s) during past five years

Lee A. Ault III, 71	2007	Private investor; former Chairman of the Board, In-Q-
Chairman of the Board		Tel, Inc. (technology venture company funded
(Independent and		principally by the Central Intelligence Agency);
Non-Executive)		former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)

H. Frederick Christie, 74	2007	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Joe E. Davis, 73	2007	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc.

Martin Fenton, 72	2007	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 61	2007	President and CEO, Fuller Consulting (financial management consulting firm)

W. Scott Hedrick, 62	2007	Founding General Partner, Inter West Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business

Merit E. Janow, 49	2007	Professor, Columbia University, School of International and Public Affairs; Member, WTO Appellate Body

Mary Myers Kauppila, 53	2007	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.

Kirk P. Pendleton, 68	2007	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

“Independent” directors

Name and age	Number of portfolios in fund complex[2] overseen by director	Other directorships[3] held by director

Lee A. Ault III, 71	2	Anworth Mortgage Asset Corporation; Office Depot,
Chairman of the Board		Inc.
(Independent and
Non-Executive)

H. Frederick Christie, 74	21	AECOM Technology Corporation; Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 73	2	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 72	18	None

Leonard R. Fuller, 61	16	None

W. Scott Hedrick, 62	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 49	4	The Nasdaq Stock Market, Inc.

Mary Myers Kauppila, 53	6	None

Kirk P. Pendleton, 68	7	None

“Interested” directors[4]

Name, age and position with fund	Year first elected a director or officer of the series[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

James B. Lovelace, 51	2007	Senior Vice President — Capital Research Global
Vice Chairman of the Board		Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Michael J. Downer, 52	2006	Senior Vice President, Fund Business Management
President		Group, and Coordinator, Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]; Director, Capital Bank and Trust Company[5]

“Interested” directors[4]

Name, age and position with fund	Number of portfolios in fund complex[2]overseen by director	Other directorships[3] held by director

James B. Lovelace, 51	3	None
Vice Chairman of the Board

Michael J. Downer, 52	1	None
President

The statement of additional information includes additional information about the series’ directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

[1]	Directors and officers of the series serve until their resignation, removal or retirement.
[2]
Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
[4]
“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

Other officers

Name, age and position with series	Year first elected an officer of the series[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Catherine L. Heron, 60	2007	Senior Vice President and Senior Counsel — Fund
Executive Vice President		Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[5]

Alan N. Berro, 47	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research and Management Company

Joyce E. Gordon, 51	2007	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Nicholas J. Grace, 41	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research Company[5]

John H. Smet, 51	2007	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, American Funds Distributors, Inc.[5]

Steven I. Koszalka, 43	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and Management Company

Sheryl F. Johnson, 39	2007	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Gregory F. Niland, 36	2007	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Offices of the series and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th floor
San Francisco, CA 94105-3441

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•	Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit. No. MFGEAR-850-1207P

Litho in USA RCG/GP/9797-S12545

Printed on recycled paper

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Martin Fenton, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2006	None
2007	$23,000

b) Audit-Related Fees:
2006	None
2007	None

c) Tax Fees:
2006	None
2007	$23,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2006	None
2007	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable

b) Audit-Related Fees:
2006	$739,000
2007	$897,000

The audit–related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2006	$9,000
2007	$2,000
The tax fees consist of consulting services relating to the registrant’s investments.

d) All Other Fees:
2006	$9,000
2007	None
The other fees consist of consulting services related to the Registrant’s compliance program.

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $1,044,000 for fiscal year 2006 and $1,206,000 for fiscal year 2007. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: January 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: January 8, 2008

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and Principal Financial Officer

Date: January 8, 2008